Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of straight-line basis over the useful life of the assets at annual rates
%

Buildings	2
Motor vehicles	15
Equipment	2.5-5 (mainly 5%)
Computers, software, office furniture, office, equipment and other	6-33